UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3495

DWS Money Market Trust (Scudder Money Market Trust)

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Money Market Series

(formerly Scudder Money Market Series)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 25.5%
Bank of America NA, 4.53%, 3/28/2006	100,000,000	100,000,000
Bank of The West, 4.55%, 3/31/2006	140,000,000	140,000,000
Calyon:
3.678%, 6/2/2006	85,000,000	84,998,417
3.685%, 6/2/2006	40,000,000	40,000,000
3.78%, 3/29/2006	55,600,000	55,559,480
Canadian Imperial Bank of Commerce:
4.54%, 3/27/2006	100,000,000	100,000,000
4.55%, 3/31/2006	90,000,000	90,000,000
HBOS Treasury Services PLC:
3.27%, 3/6/2006	65,000,000	65,000,000
3.8%, 7/10/2006	100,000,000	100,000,000
4.0%, 7/18/2006	25,000,000	25,000,000
4.56%, 4/19/2006	135,000,000	135,000,000
5.0%, 2/12/2007	45,000,000	45,000,000
Natexis Banque Populaires:
5.0%, 2/8/2007	55,000,000	55,000,000
5.0%, 2/9/2007	30,000,000	30,000,000
Norinchukin Bank, 4.56%, 3/28/2006	50,000,000	50,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	30,000,000	30,000,000
Royal Bank of Scotland PLC:
4.08%, 3/27/2006	100,000,000	100,000,000
4.75%, 12/4/2006	150,000,000	150,000,000
Societe Generale, 3.265%, 3/3/2006	85,000,000	85,000,000
Toronto Dominion Bank:
3.75%, 5/16/2006	21,050,000	21,049,572
3.8%, 7/10/2006	130,000,000	130,000,000
3.815%, 6/16/2006	30,000,000	30,000,000
3.94%, 7/10/2006	60,000,000	60,002,008
3.94%, 7/24/2006	150,000,000	150,000,000
UBS AG, 4.55%, 3/31/2006	140,000,000	140,000,000
UniCredito Italiano SpA:
3.8%, 6/15/2006	41,500,000	41,500,000
3.98%, 3/10/2006	100,000,000	100,000,000
World Savings Bank, FSB, 4.53%, 3/6/2006	42,280,000	42,279,915

Total Certificates of Deposit and Bank Notes (Cost $2,195,389,392)		2,195,389,392
Commercial Paper** 24.3%
Atlantis One Funding Corp.:
4.52%, 3/28/2006	75,000,000	74,745,750
4.53%, 3/28/2006	50,000,000	49,830,125
4.56%, 4/6/2006	25,000,000	24,886,000
Caisse Nationale des Caisses D'Epargne et Prevoyan, 4.635%, 7/31/2006	55,000,000	53,923,650
Cancara Asset Securitization LLC:
4.52%, 3/20/2006	95,000,000	94,773,372
4.53%, 3/20/2006	110,534,000	110,269,732
Charta, LLC, 4.53%, 3/22/2006	60,000,000	59,841,450

Compass Securitization LLC, 4.53%, 3/10/2006	39,200,000	39,155,606
CRC Funding, LLC:
4.52%, 3/23/2006	75,000,000	74,792,833
4.53%, 3/29/2006	50,000,000	49,823,833
Falcon Asset Securitization Corp., 4.54%, 3/29/2006	60,087,000	59,874,826
General Electric Co., 4.53%, 3/30/2006	125,000,000	124,543,854
Giro Funding US Corp.:
4.54%, 3/24/2006	50,000,000	49,854,972
4.54%, 3/28/2006	40,804,000	40,665,063
Grampian Funding Ltd., 4.5%, 4/19/2006	65,000,000	64,601,875
Jupiter Securitization Corp., 4.52%, 3/28/2006	101,735,000	101,390,118
K2 (USA) LLC, 4.52%, 3/27/2006	40,000,000	39,869,422
Liberty Street Funding:
4.53%, 3/20/2006	50,000,000	49,880,458
4.53%, 3/27/2006	50,000,000	49,836,417
4.55%, 4/5/2006	50,000,000	49,778,820
Mane Funding Corp.:
4.52%, 3/27/2006	160,000,000	159,477,689
4.525%, 3/21/2006	75,000,000	74,811,458
Nieuw Amsterdam Receivables Corp., 4.52%, 3/3/2006	32,890,000	32,881,741
Perry Global Funding LLC, Series A, 4.51%, 3/20/2006	50,000,000	49,880,986
Scaldis Capital LLC, 4.53%, 3/27/2006	60,000,000	59,803,700
Sheffield Receivables Corp., 4.515%, 3/6/2006	70,000,000	69,956,104
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	85,000,000	84,984,960
Tulip Funding Corp., 4.5%, 4/17/2006	116,723,000	116,037,253
Verizon Global Funding Corp.:
4.59%, 3/21/2006	120,000,000	119,694,000
4.59%, 3/23/2006	60,000,000	59,831,700

Total Commercial Paper (Cost $2,089,697,767)		2,089,697,767
Master Notes 1.6%
The Bear Stearns Companies, Inc., 4.65% *, 3/1/2006 (a) (Cost $135,000,000)	135,000,000	135,000,000
US Government Sponsored Agencies 2.4%
Federal Home Loan Bank, 4.0%, 7/13/2006	30,000,000	30,000,000
Federal National Mortgage Association:
4.0%, 8/8/2006	36,000,000	36,000,000
4.05%, 8/14/2006	75,000,000	75,000,000
4.07%, 8/18/2006	60,000,000	60,000,000
7.17%, 6/27/2006	9,000,000	9,095,806

Total US Government Sponsored Agencies (Cost $210,095,806)		210,095,806
Funding Agreements 1.0%
New York Life Insurance Co., 4.57% *, 9/19/2006 (Cost $86,000,000)	86,000,000	86,000,000
Promissory Notes* 3.1%
The Goldman Sachs Group, Inc.:
4.59%, 6/23/2006	15,000,000	15,000,000
4.61%, 6/30/2006	170,000,000	170,000,000
4.64%, 11/10/2006	15,000,000	15,000,000
4.77%, 11/13/2006	65,000,000	65,000,000

Total Promissory Notes (Cost $265,000,000)		265,000,000
Short Term Notes* 30.1%
Alliance & Leicester PLC, 4.41%, 12/1/2006	80,000,000	80,000,000
American Express Credit Corp., 4.59%, 3/30/2006	40,000,000	40,002,191

American Honda Finance Corp., 4.44%, 9/12/2006	68,500,000	68,500,000
Australia & New Zealand Banking Group Ltd., 4.55%, 6/23/2006	30,000,000	30,000,000
Bank One Corp., 4.601%, 9/15/2006	20,000,000	20,014,891
BMW US Capital LLC, 144A, 4.54%, 4/18/2006	45,000,000	45,000,000
BNP Paribas, 4.5%, 10/26/2006	89,000,000	89,000,000
Canadian Imperial Bank of Commerce:
4.63%, 2/15/2007	120,000,000	120,023,278
4.71%, 1/30/2007	43,700,000	43,753,476
Cancara Asset Securitization LLC, 144A, 4.52%, 8/15/2006	48,000,000	47,995,545
CIT Group, Inc.:
4.702%, 4/19/2006	78,585,000	78,594,935
4.717%, 6/19/2006	50,000,000	50,032,940
Citigroup, Inc., 4.625%, 3/20/2006	50,000,000	50,004,421
Commonwealth Bank of Australia, 4.54%, 8/24/2006	40,000,000	40,000,000
Credit Suisse:
4.46%, 7/19/2006	100,000,000	100,002,373
4.5%, 9/26/2006	119,000,000	119,000,000
Dexia Banque Belgique, 4.5%, 8/30/2006	70,000,000	69,993,047
Greenwich Capital Holdings, Inc., 4.52%, 5/30/2006	100,000,000	100,000,000
HSBC Bank USA, NA, 4.29%, 5/4/2006	100,000,000	100,008,187
HSBC Finance Corp.:
4.41%, 2/6/2007	50,000,000	50,000,000
4.561%, 3/24/2006	115,000,000	115,000,000
4.69%, 10/27/2006	122,000,000	122,051,855
4.72%, 10/19/2006	70,000,000	70,041,728
International Business Machine Corp., 4.56%, 3/8/2006	50,000,000	50,000,000
Merrill Lynch & Co., Inc.:
4.42%, 2/2/2007	60,000,000	60,000,000
4.55%, 9/15/2006	70,000,000	70,000,000
4.75%, 2/27/2007	25,000,000	25,046,405
Metropolitan Life Global Funding I, 3.44%, 3/17/2006	30,000,000	30,000,641
Morgan Stanley, 4.58%, 7/10/2006	147,000,000	147,000,000
National City Bank of Cleveland, 4.57%, 9/1/2006	20,000,000	20,004,295
Nationwide Building Society, 144A, 4.26%, 7/28/2006	68,000,000	68,015,262
Northern Rock PLC, 4.4%, 2/5/2007	35,000,000	35,000,000
Skandinaviska Enskilda Banken:
4.47%, 7/18/2006	55,000,000	55,000,000
4.56%, 2/9/2007	70,000,000	70,000,000
The Goldman Sachs Group, Inc., 4.94%, 8/18/2006	50,000,000	50,045,363
UniCredito Italiano Bank (Ireland) PLC, 4.58%, 3/9/2007	50,000,000	50,000,000
UniCredito Italiano SpA, 4.43%, 9/8/2006	70,000,000	69,985,334
Wells Fargo Bank, NA, 4.51%, 8/7/2006	135,000,000	134,992,673

Total Short Term Notes (Cost $2,584,108,840)		2,584,108,840
Time Deposit 9.3%
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 4.57%, 3/1/2006	200,000,000	200,000,000
Dexia Banque Belgique, 4.59%, 3/1/2006	200,000,000	200,000,000
SunTrust Bank, Atlanta, 4.51%, 3/1/2006	395,000,000	395,000,000

Total Time Deposit (Cost $795,000,000)		795,000,000
Municipal Bonds and Notes 0.5%
Maryland, State Health & Higher Education Facilities Authority Revenue, Adventist, Series B, 4.57% ***, 1/1/2035, LaSalle Bank NA (b)	12,325,000	12,325,000
Texas, State Product Development Program, Series A, 4.55% ***, 6/1/2045	20,500,000	20,500,000
Texas, State Small Business, Series B, 4.55% ***, 6/1/2045	10,000,000	10,000,000

Total Municipal Bonds and Notes (Cost $42,825,000)		42,825,000

Repurchase Agreements 1.7%
BNP Paribas, 4.58%, dated 2/28/2006, to be repurchased at $145,018,447 on 3/1/2006 (c)	145,000,000	145,000,000
State Street Bank & Trust Co., 4.29%, dated 2/28/2006, to be repurchased at $4,932,588 on 3/1/2006 (d)	4,932,000	4,932,000

Total Repurchase Agreements (Cost $149,932,000)		149,932,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 8,553,048,805)	99.5	8,553,048,805
Other Assets and Liabilities, Net	0.5	42,792,776

Net Assets	100.0	8,595,841,581

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2006.

(a)	Reset date; not a maturity date
(b)	Security incorporates a letter of credit from a major bank.
(c)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
71,230,312	Federal National Mortgage Association	3.5-7.5	9/1/2010-7/1/2036	71,401,355
54,731,381	Federal Home Loan Mortgage Corp.	4.0-7.0	6/1/2020-2/1/2036	54,983,420
21,435,884	Government National Mortgage Association	3.5-6.0	10/20/2024-1/202036	21,515,225
Total Collateral Value				147,900,000

(d)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
3,105,000	Federal National Mortgage Association	5.0	1/15/2007	3,121,118
1,895,000	Federal Home Loan Bank	4.25	4/16/2007	1,911,521
Total Collateral Value				5,032,639

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Series, a series of DWS Money Market Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Series, a series of DWS Money Market Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006